Schedule of Future Amortization Expenses of Intangible Assets (Details)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 724,564
2024	704,922
2025	673,281
2026	596,306
2027	526,949
Thereafter	465,665
Total	$ 3,691,686